Fair Value Measurements (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Tables) [Line Items]
Schedule of fair value hierarchy for financial assets and liabilities
	Fair Value Measurements as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant Liability	$—	$—	$103,492	$103,492
Contingent earn-outs – first milestone	$—	$—	$76,698	$76,698
Contingent earn-outs – second milestone	$—	$—	$70,619	$70,619
Second tranche contingent consideration	$—	$—	$1,200	$1,200
Currency forward contract	$—	$1,200	$—	$1,200
	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
SAFEs	$—	$—	$102,700	$102,700
First tranche contingent consideration	$—	$—	$500	$500
Second tranche contingent consideration	$—	$—	$900	$900

Schedule of unobservable input reconciliation
	September 30, 2021	June 10, 2021	December 31, 2020
	Input	Input	Input
Liabilities:
SAFEs
Discount rate	—%	—%	75%
Constant volatility factor	—%	—%	40%
Geometric Brownian Motion	—	—	0.98
Warrants
Expected volatility	35.5%	34.1%	—%
First tranche contingent consideration
Discount rate	—%	—%	10.3%
Second tranche contingent consideration
Discount rate	7.5%	7.5%	10.3%
Contingent earn-outs – first milestone
Constant volatility factor	40%	35%	—%
Contingent earn-outs – second milestone
Constant volatility factor	40%	35%	—%

Schedule of the private placement warrants and public warrant
Nine Months Ended September 30, 2021
Constant risk free rate	0.8%
Constant volatility factor	40.0%
Geometric Brownian Motion	0.981

Thunder Bridge Acquisition Il, Ltd.[Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of fair value hierarchy for financial assets and liabilities
Description	Level	March 31, 2021	December 31, 2020
Liabilities:
Public Warrants	1	$37,605,000	$63,738,750
Private Placement Warrants	2	19,808,500	33,443,044

		December 31,
Description	Level	2020	2019
Liabilities:
Private Placement Warrants(1)	2	$33,443,044	$7,862,415
Public Warrants(1)	1	$63,738,750	$15,525,000

Schedule of the private placement warrants and public warrant
Input	August 9, 2019
Risk-free interest rate	1.64%
Expected term (years)	6.72
Expected Volatility	14%
Exercise Price	$11.50
Stock price	$9.50

Schedule of fair value of warrant liabilities
	Private Placement	Public	Warrant Liabilities
Fair value as of February 13, 2019	$—	$—	$—
Initial Measurement on August 9, 2019	9,175,984	17,250,000	26,425,984
Change in valuation inputs or other assumptions(1)(2)	(1,313,569)	(1,725,000)	(3,038,569)
Fair value as of December 31, 2019	7,862,415	15,525,000	23,387,415
Change in valuation inputs or other assumptions(1)(2)	25,580,629	48,213,750	73,794,379
Fair value as of December 31, 2020	$33,443,044	$63,738,750	$97,181,794